Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income tax rate assumed for both State and Foreign deferred tax calculations	34.00%	34.00%	34.00%
Future enacted income tax rate assumed for both State and Foreign deferred tax calculations	34.00%	34.00%	34.00%
Net operating loss carryforwards	$ 158,391	$ 151,900
Unclaimed tax deductions	$ 14,600
Starting range of research and development tax credits expiration period	2018
Ending range of research and development tax credits expiration period	2036
Deferred tax assets recognized	$ 0	0
Unrecognized tax benefits	2,000
Accrued interest and penalties related to income taxes	0	0
Investment tax credits carryforwards [Member]
Income Taxes [Line Items]
Investment tax credits	5,109
Research [Member]
Income Taxes [Line Items]
Investment tax credits	2,400
CANADA | Investment tax credits carryforwards [Member]
Income Taxes [Line Items]
Investment tax credits	2,600	2,300
CANADA | Non Capital Loss Carryforwards [Member]
Income Taxes [Line Items]
Investment tax credits	$ 115,900	$ 100,400
Canada [Member]
Income Taxes [Line Items]
Income tax rate assumed for both State and Foreign deferred tax calculations	26.00%	26.00%	26.00%
Future enacted income tax rate assumed for both State and Foreign deferred tax calculations	26.00%	26.00%	26.00%